Distribution Date:	11/18/22	UBS Commercial Mortgage Trust 2017-C2
Determination Date:	11/14/22
Next Distribution Date:	12/16/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2017-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Historical Bond / Collateral Loss Reconciliation Detail	27		-
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276CAA9	2.008000%	34,851,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276CAB7	3.032000%	77,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276CAC5	3.264000%	46,089,000.00	44,489,328.01	923,192.45	121,010.97	0.00	0.00	1,044,203.42	43,566,135.56	38.75%	30.00%
A-3	90276CAD3	3.225000%	210,000,000.00	125,853,345.23	5,033,042.32	338,230.87	0.00	0.00	5,371,273.19	120,820,302.91	38.75%	30.00%
A-4	90276CAE1	3.487000%	260,524,000.00	260,524,000.00	0.00	757,039.32	0.00	0.00	757,039.32	260,524,000.00	38.75%	30.00%
A-S	90276CAH4	3.740000%	103,348,000.00	103,348,000.00	0.00	322,101.27	0.00	0.00	322,101.27	103,348,000.00	23.85%	18.50%
B	90276CAJ0	3.993000%	39,317,000.00	39,317,000.00	0.00	130,827.32	0.00	0.00	130,827.32	39,317,000.00	18.18%	14.13%
C	90276CAK7	4.295000%	32,667,000.00	32,667,000.00	0.00	116,920.64	0.00	0.00	116,920.64	32,667,000.00	13.47%	10.49%
D-RR	90276CAM3	4.623177%	14,514,000.00	14,514,000.00	0.00	55,917.33	0.00	0.00	55,917.33	14,514,000.00	11.38%	8.88%
E-RR	90276CAP6	4.623177%	8,987,000.00	8,987,000.00	0.00	34,623.75	0.00	0.00	34,623.75	8,987,000.00	10.08%	7.88%
F-RR	90276CAR2	4.623177%	16,850,000.00	16,850,000.00	0.00	64,917.12	0.00	0.00	64,917.12	16,850,000.00	7.65%	6.00%
G-RR	90276CAT8	4.623177%	16,850,000.00	16,850,000.00	0.00	64,917.12	0.00	0.00	64,917.12	16,850,000.00	5.22%	4.13%
H-RR	90276CAV3	4.623177%	8,987,000.00	8,987,000.00	0.00	34,623.75	0.00	0.00	34,623.75	8,987,000.00	3.93%	3.13%
NR-RR*	90276CAX9	4.623177%	28,084,591.00	28,084,591.00	0.00	178,182.36	0.00	830,403.34	178,182.36	27,254,187.66	0.00%	0.00%
Z	90276CAZ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276CBA8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			898,681,591.00	700,471,264.24	5,956,234.77	2,219,311.82	0.00	830,403.34	8,175,546.59	693,684,626.13

X-A	90276CAF8	1.235732%	629,077,000.00	430,866,673.24	0.00	443,696.39	0.00	0.00	443,696.39	424,910,438.47
X-B	90276CAG6	0.723039%	175,332,000.00	175,332,000.00	0.00	105,643.23	0.00	0.00	105,643.23	175,332,000.00
Notional SubTotal			804,409,000.00	606,198,673.24	0.00	549,339.62	0.00	0.00	549,339.62	600,242,438.47

Deal Distribution Total					5,956,234.77	2,768,651.44	0.00	830,403.34	8,724,886.21

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276CAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276CAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276CAC5	965.29167502	20.03064614	2.62559331	0.00000000	0.00000000	0.00000000	0.00000000	22.65623945	945.26102888
A-3	90276CAD3	599.30164395	23.96686819	1.61062319	0.00000000	0.00000000	0.00000000	0.00000000	25.57749138	575.33477576
A-4	90276CAE1	1,000.00000000	0.00000000	2.90583332	0.00000000	0.00000000	0.00000000	0.00000000	2.90583332	1,000.00000000
A-S	90276CAH4	1,000.00000000	0.00000000	3.11666670	0.00000000	0.00000000	0.00000000	0.00000000	3.11666670	1,000.00000000
B	90276CAJ0	1,000.00000000	0.00000000	3.32750006	0.00000000	0.00000000	0.00000000	0.00000000	3.32750006	1,000.00000000
C	90276CAK7	1,000.00000000	0.00000000	3.57916674	0.00000000	0.00000000	0.00000000	0.00000000	3.57916674	1,000.00000000
D-RR	90276CAM3	1,000.00000000	0.00000000	3.85264779	0.00000000	0.00000000	0.00000000	0.00000000	3.85264779	1,000.00000000
E-RR	90276CAP6	1,000.00000000	0.00000000	3.85264827	0.00000000	0.00000000	0.00000000	0.00000000	3.85264827	1,000.00000000
F-RR	90276CAR2	1,000.00000000	0.00000000	3.85264807	0.00000000	0.00000000	0.00000000	0.00000000	3.85264807	1,000.00000000
G-RR	90276CAT8	1,000.00000000	0.00000000	3.85264807	0.00000000	0.00000000	0.00000000	0.00000000	3.85264807	1,000.00000000
H-RR	90276CAV3	1,000.00000000	0.00000000	3.85264827	0.00000000	0.00000000	0.00000000	0.00000000	3.85264827	1,000.00000000
NR-RR	90276CAX9	1,000.00000000	0.00000000	6.34448834	(2.49184045)	9.03515276	0.00000000	29.56793425	6.34448834	970.43206575
Z	90276CAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276CBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276CAF8	684.91881477	0.00000000	0.70531332	0.00000000	0.00000000	0.00000000	0.00000000	0.70531332	675.45060218
X-B	90276CAG6	1,000.00000000	0.00000000	0.60253251	0.00000000	0.00000000	0.00000000	0.00000000	0.60253251	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	121,010.97	0.00	121,010.97	0.00	0.00	0.00	121,010.97	0.00
A-3	10/01/22 - 10/30/22	30	0.00	338,230.87	0.00	338,230.87	0.00	0.00	0.00	338,230.87	0.00
A-4	10/01/22 - 10/30/22	30	0.00	757,039.32	0.00	757,039.32	0.00	0.00	0.00	757,039.32	0.00
X-A	10/01/22 - 10/30/22	30	0.00	443,696.39	0.00	443,696.39	0.00	0.00	0.00	443,696.39	0.00
X-B	10/01/22 - 10/30/22	30	0.00	105,643.23	0.00	105,643.23	0.00	0.00	0.00	105,643.23	0.00
A-S	10/01/22 - 10/30/22	30	0.00	322,101.27	0.00	322,101.27	0.00	0.00	0.00	322,101.27	0.00
B	10/01/22 - 10/30/22	30	0.00	130,827.32	0.00	130,827.32	0.00	0.00	0.00	130,827.32	0.00
C	10/01/22 - 10/30/22	30	0.00	116,920.64	0.00	116,920.64	0.00	0.00	0.00	116,920.64	0.00
D-RR	10/01/22 - 10/30/22	30	0.00	55,917.33	0.00	55,917.33	0.00	0.00	0.00	55,917.33	0.00
E-RR	10/01/22 - 10/30/22	30	0.00	34,623.75	0.00	34,623.75	0.00	0.00	0.00	34,623.75	0.00
F-RR	10/01/22 - 10/30/22	30	0.00	64,917.12	0.00	64,917.12	0.00	0.00	0.00	64,917.12	0.00
G-RR	10/01/22 - 10/30/22	30	0.00	64,917.12	0.00	64,917.12	0.00	0.00	0.00	64,917.12	0.00
H-RR	10/01/22 - 10/30/22	30	0.00	34,623.75	0.00	34,623.75	0.00	0.00	0.00	34,623.75	0.00
NR-RR	10/01/22 - 10/30/22	30	322,488.46	108,200.04	0.00	108,200.04	(69,982.32)	0.00	0.00	178,182.36	253,748.57
Totals			322,488.46	2,698,669.12	0.00	2,698,669.12	(69,982.32)	0.00	0.00	2,768,651.44	253,748.57

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	8,724,886.21
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,708,468.22	Master Servicing Fee	3,721.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,529.91
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	301.59
ARD Interest	0.00	Operating Advisor Fee	908.34
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	337.78
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,708,468.22	Total Fees	9,798.97

Principal		Expenses/Reimbursements
Scheduled Principal	758,731.60	Reimbursement for Interest on Advances	(132.73)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	5,197,503.17	Special Servicing Fees (Monthly)	(69,849.59)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,956,234.77	Total Expenses/Reimbursements	(69,982.32)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,768,651.44
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,956,234.77
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	8,724,886.21
Total Funds Collected	8,664,702.99	Total Funds Distributed	8,664,702.86

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	700,471,264.78	700,471,264.78	Beginning Certificate Balance	700,471,264.24
(-) Scheduled Principal Collections	758,731.60	758,731.60	(-) Principal Distributions	5,956,234.77
(-) Unscheduled Principal Collections	5,197,503.17	5,197,503.17	(-) Realized Losses	830,403.34
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	830,403.88
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	830,403.88	830,403.88	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	693,684,626.13	693,684,626.13	Certificate Other Adjustments**	(0.54)
Beginning Actual Collateral Balance	700,779,838.24	700,779,838.24	Ending Certificate Balance	693,684,626.13
Ending Actual Collateral Balance	693,789,631.38	693,789,631.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.54)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.54
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	87,675,851.54	12.64%	56	4.9042	NAP	Defeased	6	87,675,851.54	12.64%	56	4.9042	NAP
5,000,000 or less	9	31,390,329.37	4.53%	56	4.8467	1.682669	1.40 or less	17	166,985,492.75	24.07%	55	4.8267	1.182893
5,000,001 to 10,000,000	17	114,798,500.27	16.55%	55	4.7808	1.632984	1.41 to 1.50	7	76,577,135.22	11.04%	56	4.6551	1.479682
10,000,001 to 15,000,000	13	161,569,064.59	23.29%	55	4.7598	1.791753	1.51 to 1.60	3	25,128,053.64	3.62%	53	4.9070	1.582036
15,000,001 to 20,000,000	3	56,737,065.04	8.18%	56	4.2944	1.655489	1.61 to 1.70	5	46,875,366.82	6.76%	55	4.6327	1.660784
20,000,001 to 25,000,000	2	47,170,962.20	6.80%	57	4.7054	1.736690	1.71 to 1.80	1	5,511,472.43	0.79%	56	4.9600	1.720000
25,000,001 to 30,000,000	2	59,280,014.75	8.55%	55	3.8597	1.869433	1.81 to 1.90	1	32,241,588.37	4.65%	56	4.5300	1.850000
30,000,001 to 35,000,000	3	98,241,588.37	14.16%	55	3.8629	2.458296	1.91 to 2.00	1	3,396,349.99	0.49%	55	5.2000	1.920000
35,000,001 to 40,000,000	1	36,821,250.00	5.31%	55	3.6575	3.780000	2.01 to 2.25	5	84,484,171.04	12.18%	56	3.9638	2.197403
40,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	3	47,838,950.57	6.90%	56	3.9279	2.385321
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.51 or greater	7	116,970,193.76	16.86%	55	3.9482	3.362326
Totals	56	693,684,626.13	100.00%	56	4.4813	1.942380	Totals	56	693,684,626.13	100.00%	56	4.4813	1.942380
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	20	87,675,851.54	12.64%	56	4.9042	NAP	Washington	2	2,026,191.00	0.29%	55	4.4860	1.660000
Alabama	1	1,006,617.92	0.15%	57	5.1717	1.300000	Wisconsin	4	5,855,542.58	0.84%	56	4.9321	1.716474
Arizona	4	12,393,410.91	1.79%	56	4.7118	1.702258	Wyoming	1	399,291.30	0.06%	55	4.4860	1.660000
Arkansas	2	4,322,362.36	0.62%	57	4.8580	1.514703	Totals	161	693,684,626.13	100.00%	56	4.4813	1.942380
California	17	138,320,263.97	19.94%	56	4.2635	2.377565
									Property Type³
Connecticut	1	361,061.27	0.05%	55	4.4860	1.660000
Florida	7	53,442,523.57	7.70%	56	4.9386	2.456353		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	4	6,409,724.18	0.92%	56	5.1867	1.628522		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	5	16,318,895.02	2.35%	55	4.4168	1.405145	Defeased	20	87,675,851.54	12.64%	56	4.9042	NAP
Indiana	5	2,642,119.10	0.38%	55	4.4860	1.660000	Industrial	7	60,336,224.81	8.70%	56	4.4495	1.451504
Kentucky	2	8,158,202.14	1.18%	56	4.8187	1.596014	Lodging	79	156,396,135.90	22.55%	55	4.7410	1.944824
Maryland	3	15,138,302.69	2.18%	56	4.5288	1.844989	Mixed Use	6	100,218,976.22	14.45%	56	4.0343	1.897046
Michigan	7	34,505,195.85	4.97%	55	4.6736	1.327074	Mobile Home Park	5	25,642,982.86	3.70%	56	4.7026	1.351782
Minnesota	2	801,079.76	0.12%	55	4.4860	1.660000	Multi-Family	6	52,148,270.85	7.52%	56	4.7789	1.632508
Missouri	1	7,950,339.85	1.15%	47	4.3200	0.280000	Office	4	70,195,346.23	10.12%	55	3.6384	2.688281
New Jersey	3	12,100,801.64	1.74%	56	4.7461	1.784534	Retail	32	134,788,332.84	19.43%	55	4.5188	2.196358
New York	8	156,225,360.57	22.52%	55	3.8544	2.270664	Self Storage	2	6,282,504.96	0.91%	55	4.7839	1.707911
North Carolina	4	14,997,434.02	2.16%	57	4.5380	2.623587	Totals	161	693,684,626.13	100.00%	56	4.4813	1.942380
Ohio	6	15,049,286.73	2.17%	56	4.9073	1.479445
Oklahoma	3	5,839,253.36	0.84%	52	5.7821	0.986491
Oregon	1	858,051.54	0.12%	55	4.4860	1.660000
Pennsylvania	4	24,729,943.67	3.57%	57	4.5943	1.317994
South Carolina	7	7,570,340.07	1.09%	57	5.0707	1.310612
Texas	35	57,278,863.43	8.26%	55	4.8486	1.318147
Virginia	2	1,308,316.19	0.19%	55	4.4860	1.660000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	87,675,851.54	12.64%	56	4.9042	NAP	Defeased	6	87,675,851.54	12.64%	56	4.9042	NAP
	4.500% or less	15	281,187,759.99	40.54%	55	3.8962	2.366914	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	24	247,776,116.59	35.72%	56	4.7505	1.633950	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	9	70,019,048.32	10.09%	56	5.2138	1.706204	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	2	7,025,849.69	1.01%	53	5.8223	1.034477	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	693,684,626.13	100.00%	56	4.4813	1.942380	49 months or greater	50	606,008,774.59	87.36%	55	4.4201	1.975443
								Totals	56	693,684,626.13	100.00%	56	4.4813	1.942380
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	87,675,851.54	12.64%	56	4.9042	NAP	Defeased	6	87,675,851.54	12.64%	56	4.9042	NAP
	60 months or less	50	606,008,774.59	87.36%	55	4.4201	1.975443	Interest Only	9	198,500,000.00	28.62%	55	3.7167	2.648413
61 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	41	407,508,774.59	58.75%	56	4.7627	1.647635
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	693,684,626.13	100.00%	56	4.4813	1.942380	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	693,684,626.13	100.00%	56	4.4813	1.942380
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	87,675,851.54	12.64%	56	4.9042	NAP				None
Underwriter's Information		3	47,894,210.41	6.90%	55	4.8453	1.346746
	12 months or less	46	525,872,975.81	75.81%	55	4.3746	2.040393
	13 months to 24 months	1	32,241,588.37	4.65%	56	4.5300	1.850000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	693,684,626.13	100.00%	56	4.4813	1.942380
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2C22A	30312902	MU	New York	NY	Actual/360	3.430%	59,072.22	0.00	0.00	N/A	06/09/27	--	20,000,000.00	20,000,000.00	11/09/22
1A2C3	30312863	MU	New York	NY	Actual/360	3.430%	88,608.33	0.00	0.00	N/A	06/09/27	--	30,000,000.00	30,000,000.00	11/09/22
3	30312864	MF	Various	FL	Actual/360	4.950%	206,126.29	60,758.71	0.00	N/A	07/01/27	--	48,358,074.59	48,297,315.88	11/01/22
4A33	30312869	RT	Torrance	CA	Actual/360	3.658%	115,969.04	0.00	0.00	N/A	06/01/27	--	36,821,250.00	36,821,250.00	11/01/22
4B33	30312868	RT	Torrance	CA	Actual/360	3.658%	25,759.09	0.00	0.00	N/A	06/01/27	--	8,178,750.00	8,178,750.00	11/01/22
5A11	30312654	LO	Various	Various	Actual/360	4.486%	57,944.17	0.00	0.00	N/A	06/01/27	--	15,000,000.00	15,000,000.00	11/01/22
5A12	30312655	LO	Various	Various	Actual/360	4.486%	57,944.17	0.00	0.00	N/A	06/01/27	--	15,000,000.00	15,000,000.00	11/01/22
5A13B	30298849	LO	Various	Various	Actual/360	4.486%	28,972.08	0.00	0.00	N/A	06/01/27	--	7,500,000.00	7,500,000.00	11/01/22
6	30312870	OF	New York	NY	Actual/360	3.413%	99,911.30	0.00	0.00	N/A	06/05/27	--	34,000,000.00	34,000,000.00	11/05/22
7	30298718	LO	Various	Various	Actual/360	4.530%	125,920.51	38,823.58	0.00	N/A	07/06/27	--	32,280,411.95	32,241,588.37	11/06/22
8	30312871	IN	Milpitas	CA	Actual/360	4.300%	108,668.30	67,763.18	0.00	N/A	07/06/27	--	29,347,777.93	29,280,014.75	11/06/22
9	30312872	OF	New York	NY	Actual/360	3.669%	101,112.36	0.00	0.00	N/A	06/01/27	--	32,000,000.00	32,000,000.00	11/01/22
12	30312877	MU	Philadelphia	PA	Actual/360	4.600%	93,205.25	36,237.45	0.00	N/A	08/01/27	--	23,530,077.20	23,493,839.75	11/01/22
13	30312878	LO	San Luis Obispo	CA	Actual/360	4.810%	98,204.74	32,692.54	0.00	N/A	08/01/27	--	23,709,814.99	23,677,122.45	11/01/22
15	30312879	IN	Various	Various	Actual/360	4.410%	74,614.73	30,669.14	0.00	N/A	06/01/27	--	19,648,381.74	19,617,712.60	11/01/22
16	30312880	RT	Various	Various	Actual/360	5.172%	76,352.84	25,456.86	0.00	N/A	08/06/27	--	17,144,809.30	17,119,352.44	11/06/22
17	30298739	MH	Bakersfield	CA	Actual/360	4.660%	58,605.61	23,989.32	0.00	N/A	07/06/27	--	14,605,689.57	14,581,700.25	11/06/22
19	30298767	OF	Amherst	NY	Actual/360	4.726%	56,833.41	19,584.22	0.00	N/A	08/06/27	--	13,965,317.54	13,945,733.32	11/06/22
20	30312882	RT	Monticello	NY	Actual/360	4.950%	57,555.08	18,774.03	0.00	N/A	02/01/27	--	13,502,657.71	13,483,883.68	11/01/22
21	30312883	RT	Lansing	MI	Actual/360	4.710%	53,575.57	17,560.18	0.00	N/A	06/06/27	--	13,209,509.94	13,191,949.76	11/06/22
22	30298714	MF	Greensboro	NC	Actual/360	4.430%	46,907.75	20,934.42	0.00	N/A	08/05/27	--	12,296,503.52	12,275,569.10	11/05/22
23	30312884	LO	St. Augustine	FL	Actual/360	4.530%	46,799.41	20,172.11	0.00	N/A	07/06/27	--	11,997,286.05	11,977,113.94	11/06/22
24	30298684	LO	Maitland	FL	Actual/360	5.353%	53,273.91	25,420.27	0.00	N/A	07/06/27	--	11,557,347.01	11,531,926.74	11/06/22
25	30298725	IN	Geddes	NY	Actual/360	4.900%	48,377.45	26,863.77	0.00	N/A	07/06/27	--	11,465,361.23	11,438,497.46	11/06/22
26	30298637	MF	Detroit	MI	Actual/360	4.850%	46,881.54	17,919.02	0.00	N/A	06/06/27	--	11,225,376.88	11,207,457.86	11/06/22
27	30312885	Various Various		TX	Actual/360	5.110%	49,165.22	16,062.51	0.00	N/A	03/01/27	--	11,173,207.88	11,157,145.37	11/01/22
29	30312886	MF	Pasadena	TX	Actual/360	4.700%	42,637.72	14,931.08	0.00	N/A	07/06/27	--	10,535,057.18	10,520,126.10	11/06/22
30	30312887	MU	Kettering	OH	Actual/360	4.940%	43,464.07	13,797.39	0.00	N/A	07/06/27	--	10,217,491.72	10,203,694.33	11/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	30298663	RT	Pensacola	FL	Actual/360	4.891%	40,518.04	15,147.65	0.00	N/A	07/06/27	--	9,621,349.87	9,606,202.22	11/06/22
32	30298800	MU	Carlsbad	CA	Actual/360	4.211%	32,910.01	11,649.00	0.00	N/A	08/06/27	--	9,075,772.69	9,064,123.69	11/06/22
33	30297710	LO	Maryland Heights	MO	Actual/360	4.320%	29,629.73	14,642.42	0.00	N/A	10/05/26	--	7,964,982.27	7,950,339.85	11/05/22
34	30298628	MU	Louisville	KY	Actual/360	4.850%	31,190.71	11,024.64	0.00	N/A	07/05/27	--	7,468,343.09	7,457,318.45	11/05/22
35	30312888	IN	Beaverton	OR	Actual/360	4.160%	27,762.22	0.00	0.00	N/A	06/01/27	--	7,750,000.00	7,750,000.00	11/01/22
36	30298784	LO	Jacksonville Beach	FL	Actual/360	4.770%	27,894.88	16,093.67	0.00	N/A	08/06/27	--	6,790,920.55	6,774,826.88	11/06/22
37	30298789	MF	Sherman	TX	Actual/360	5.000%	29,686.16	10,575.46	0.00	N/A	08/06/27	--	6,894,851.17	6,884,275.71	11/06/22
38	30298758	LO	Atlanta	GA	Actual/360	5.639%	31,450.61	13,674.56	0.00	N/A	07/06/27	--	6,476,908.42	6,463,233.86	11/06/22
39	30298737	RT	Grand Prairie	TX	Actual/360	5.005%	28,091.01	10,045.02	0.00	N/A	07/06/27	--	6,517,846.00	6,507,800.98	11/06/22
40	30312889	LO	Saint Augustine	FL	Actual/360	4.918%	26,744.04	8,491.08	0.00	N/A	08/01/27	--	6,315,539.67	6,307,048.59	11/01/22
41	30298611	LO	Reynoldsburg	OH	Actual/360	5.492%	28,507.31	5,197,503.17	0.00	N/A	08/05/27	--	6,027,907.05	0.00	11/05/22
42	30312891	MF	Baytown	TX	Actual/360	4.850%	23,276.28	13,148.39	0.00	N/A	07/06/27	--	5,573,303.10	5,560,154.71	11/06/22
43	30312892	MH	Various	Various	Actual/360	5.080%	26,253.52	7,874.93	0.00	N/A	07/06/27	--	6,001,567.21	5,993,692.28	11/06/22
44	30312893	MF	Orlando	FL	Actual/360	5.200%	25,564.38	8,480.49	0.00	N/A	07/06/27	--	5,709,167.86	5,700,687.37	11/06/22
45	30298738	MH	Yuma	AZ	Actual/360	4.560%	21,827.33	9,297.23	0.00	N/A	07/06/27	--	5,559,107.41	5,549,810.18	11/06/22
46	30312894	LO	Vestal	NY	Actual/360	5.450%	26,028.79	7,850.56	0.00	N/A	07/06/27	--	5,546,234.83	5,538,384.27	10/06/21
47	30298785	RT	El Centro	CA	Actual/360	5.272%	24,518.40	7,866.00	0.00	N/A	08/06/27	--	5,400,587.71	5,392,721.71	11/06/22
48	30312895	MH	Various	WI	Actual/360	4.960%	23,571.81	7,422.21	0.00	N/A	07/06/27	--	5,518,894.64	5,511,472.43	11/06/22
49	30312896	LO	Tulsa	OK	Actual/360	5.910%	27,082.73	7,059.42	0.00	N/A	03/06/27	--	5,321,642.65	5,314,583.23	11/06/22
50	30312897	MF	Montgomery	AL	Actual/360	4.950%	22,305.36	7,051.99	0.00	N/A	07/06/27	--	5,232,928.19	5,225,876.20	11/06/22
51	30312898	LO	Fayetteville	AR	Actual/360	4.870%	17,599.17	9,810.28	0.00	N/A	08/01/27	--	4,196,661.79	4,186,851.51	11/01/22
52	30298759	RT	Walker	MI	Actual/360	4.106%	15,912.30	0.00	0.00	07/06/27	06/30/32	--	4,500,000.00	4,500,000.00	11/06/22
53	30312899	SS	Huffman	TX	Actual/360	4.690%	16,569.54	5,861.46	0.00	N/A	06/06/27	--	4,102,782.44	4,096,920.98	11/06/22
54	30298721	RT	Phoenix	AZ	Actual/360	4.825%	16,605.36	5,494.10	0.00	N/A	08/05/27	--	3,996,609.40	3,991,115.30	11/05/22
55	30298589	OF	Eatontown	NJ	Actual/360	5.250%	16,637.26	5,450.89	0.00	N/A	06/06/27	--	3,680,130.34	3,674,679.45	11/06/22
56	30298651	RT	Canton	MI	Actual/360	4.800%	15,100.92	5,885.69	0.00	N/A	06/06/27	--	3,653,447.39	3,647,561.70	11/06/22
57	30312900	LO	Brunswick	GA	Actual/360	5.200%	15,230.88	5,086.22	0.00	N/A	06/06/27	--	3,401,436.21	3,396,349.99	11/06/22
58	30312901	SS	Nogales	AZ	Actual/360	4.960%	9,347.44	2,943.29	0.00	N/A	07/06/27	--	2,188,527.27	2,185,583.98	11/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
59	30298591	RT	Columbus	OH	Actual/360	5.550%	8,189.87	2,395.17	0.00	N/A	06/06/27	--	1,713,661.63	1,711,266.46 11/06/22
Totals							2,708,468.22	5,956,234.77	0.00				700,471,264.78	693,684,626.13
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2C22A	179,921,263.00	184,032,619.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2C3	179,921,263.00	184,032,619.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A33	54,544,724.00	53,240,168.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4B33	54,544,724.00	53,240,168.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A11	42,653,995.44	50,728,220.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A12	42,653,995.44	50,728,220.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A13B	42,653,995.44	50,728,220.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	17,918,702.94	39,934,438.64	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,008,173.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,967,519.68	2,944,302.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	100,345,546.90	102,256,401.00	01/01/22	06/30/22	02/11/22	0.00	0.00	0.00	0.00	0.00	0.00
12	1,550,285.75	2,231,652.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,040,674.92	4,026,245.40	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,182,432.11	2,224,618.10	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,524,853.00	1,539,735.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,170,636.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,567,989.88	1,557,554.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,046,355.68	1,134,311.61	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,320,929.21	2,503,422.48	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,606,349.48	2,835,196.08	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,342,387.30	3,668,004.98	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,490,355.78	1,416,262.29	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	930,925.64	958,525.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,614,681.03	2,279,543.38	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	1,003,440.85	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,169,379.15	1,114,362.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	951,892.48	1,055,137.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	936,187.00	942,286.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	251,206.12	243,320.15	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	921,383.31	959,606.40	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,603,984.98	1,413,509.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	683,132.38	590,621.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	849,929.96	814,225.94	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	976,861.82	977,503.89	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	125,748.72	0.00	--	--	07/11/22	670,272.45	66,242.06	0.00	0.00	0.00	0.00
42	404,847.76	449,151.76	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	716,311.02	710,855.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	562,015.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	516,690.58	475,208.71	01/01/22	06/30/22	11/04/22	0.00	0.00	33,804.94	440,123.82	157,844.07	0.00
47	309,899.95	535,205.62	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	605,191.47	642,517.78	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	453,209.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	405,885.08	559,601.02	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	414,068.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	292,364.87	328,952.62	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	428,661.03	408,811.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	367,567.49	497,835.32	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	399,158.52	363,733.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	163,037.61	543,578.21	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	339,859.33	400,029.90	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	245,533.00	193,086.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	762,616,765.74	813,463,033.33				670,272.45	66,242.06	33,804.94	440,123.82	157,844.07	0.00

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		Principal Prepayment Detail
		Unscheduled Principal		Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
41	30298611	5,197,503.17	DPO	0.00	0.00
Totals		5,197,503.17		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/22	0	0.00	0	0.00	1	5,538,384.27	0	0.00	0	0.00	0	0.00	0	0.00	1	5,197,503.17	4.481251%	4.465001%	56
10/17/22	0	0.00	0	0.00	2	11,574,141.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.490288%	4.474043%	57
09/16/22	0	0.00	0	0.00	2	11,596,560.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.490666%	4.474419%	58
08/17/22	0	0.00	0	0.00	2	11,617,119.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.491010%	4.474761%	59
07/15/22	0	0.00	0	0.00	2	11,637,582.73	0	0.00	0	0.00	0	0.00	0	0.00	1	21,128,750.82	4.367066%	4.350861%	56
06/17/22	0	0.00	0	0.00	2	11,659,713.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.385338%	4.369203%	57
05/17/22	0	0.00	0	0.00	2	11,679,976.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.385744%	4.369608%	58
04/18/22	0	0.00	0	0.00	2	11,701,914.32	0	0.00	0	0.00	0	0.00	0	0.00	2	25,307,267.35	4.386186%	4.370048%	59
03/17/22	0	0.00	0	0.00	3	17,094,624.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413452%	4.397331%	58
02/17/22	0	0.00	0	0.00	3	17,129,329.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413963%	4.397841%	59
01/18/22	0	0.00	1	5,388,765.54	2	11,767,133.20	0	0.00	0	0.00	0	0.00	1	2,871,249.18	0	0.00	4.414355%	4.398232%	60
12/17/21	3	41,131,932.26	0	0.00	2	11,786,891.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416897%	4.400781%	61
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
46	30312894	10/06/21	12	6	33,804.94	440,123.82	190,978.94	5,643,389.52	07/21/20	1
Totals					33,804.94	440,123.82	190,978.94	5,643,389.52

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		7,950,340	7,950,340	0		0
49 - 60 Months		681,234,286	675,695,902	5,538,384		0
> 60 Months		4,500,000	4,500,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	693,684,626	688,146,242	0	0	5,538,384	0
Oct-22	700,471,265	688,897,123	0	0	11,574,142	0
Sep-22	701,305,162	689,708,601	0	0	11,596,561	0
Aug-22	702,070,175	690,453,055	0	0	11,617,120	0
Jul-22	752,820,510	741,182,927	0	0	11,637,583	0
Jun-22	774,702,872	763,043,159	0	0	11,659,713	0
May-22	775,392,725	763,712,749	0	0	11,679,976	0
Apr-22	776,140,523	764,438,609	0	0	11,701,914	0
Mar-22	802,165,570	785,070,945	0	0	17,094,624	0
Feb-22	803,074,448	785,945,119	0	0	17,129,329	0
Jan-22	803,785,433	786,629,535	0	5,388,766	11,767,133	0
Dec-21	807,364,701	754,445,877	41,131,932	0	11,786,892	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	30312872	32,000,000.00	32,000,000.00	2,210,000,000.00	04/01/17	96,513,361.00	2.40000	06/30/22	06/01/27	I/O
41	30298611	0.00	-	7,000,000.00	04/05/22	44,861.73	0.09000	12/31/21	08/05/27	236
46	30312894	5,538,384.27	5,643,389.52	7,700,000.00	02/02/22	377,599.93	0.93000	06/30/22	07/06/27	295
Totals		37,538,384.27	37,643,389.52	2,224,700,000.00		96,935,822.66

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	30312872	OF	NY	11/02/21	3

10/9/2022 - Loan transferred to Special on 11/1/21 due to the Borrower''s bankruptcy filing on 10/31/21. The Brwr''s BK filing was simultaneous with 8 other related entities, all of which are controlled by HNA of China. The $1,200.0MM 1st mortgage is se cured by the fee interest of 245 Park, Class A, 45-story, 1,779,515 SF, building located at 245 Park Ave. in Manhattan. The $1,200.0MM 1st mgt. loan consists of a $500MM 245 Park Trust Loan and Companion Loans that total

$700MM. Brwr filed a 12/31/20 ap p. in BK court with a value of $2.05 billion. The Brwr and Lender have agreed to a final cash collateral order which requires the Brwr to make the monthly debt service & reserve payments, as required in the loan documents. The CCO also requires the Brwr to pay all of the Lenders collection cost, legal fees, and any monthly servicer fees, as they accrue, so that there should be no advances by the Trust. Brwrs BK plan was confirmed and the

Effective Date of the plan was September 9, 2022. Anticipate Loa ns return to master servicing in 4th quarter.
41	30298611	LO	OH	11/06/20	8

11/02/2022 - The subject property was transferred to Special Servicing on 11/06/2020 for default of the 08/05/2020 payment. The Borrower remains past due for the 08/05/2020 payment and Midland has used reserve funds to cover some of the past due P&I rece ivables. Collateral is an 83-room, three-story, limited-service Fairfield Inn and Suites hotel located in the eastern suburbs of Columbus, Ohio.The Borrower did not contest the Receiver Motion and a Receiver was placed at the property on 01/31/2021. M idland completed a receivership sale on 07/20/2022. The court approved the sale on 09/21/2022, the sale closed on 10/26/2022, and the payoff proceeds are in the process of being posted.

46	30312894	LO	NY	07/21/20	1

10/28/2022 - Loan transferred to special servicing 7/21/20 due to imminent default when master servicer received notice that borrower would not be able to meet payment obligations until hotel operations stabilize. 90-day forbearance expired in

June, 2020, and borrower failed to make 7/6/20 payment. Borrower filed opposition to proposed Receiver on September 13. Borrower then requested 2 week extension to allow time to provide missing financial statements that show they are in compliance with CMA require ments. Providing requested loan information to court as requested by borrower counsel ahead of Mid-November court date. Borrower Counsel has stated the financial information requested from the borrower will be submitted upon the receipt of the Bank inform ation.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30312864	0.00	4.95000%	0.00	4.95000%	10	11/10/20	11/12/20	11/30/20
3	30312864	0.00	4.95000%	0.00	4.95000%	10	11/30/20	11/12/20	11/10/20
5A11	30312654	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A11	30312654	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
5A12	30312655	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A12	30312655	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
5A13B	30298849	7,500,000.00	4.48600%	7,500,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
5A13B	30298849	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
7	30298718	32,400,000.00	4.53000%	32,400,000.00	4.53000%	8	06/02/20	06/05/20	06/08/20
7	30298718	0.00	4.53000%	0.00	4.53000%	8	06/08/20	06/05/20	06/02/20
12	30312877	0.00	4.60000%	0.00	4.60000%	8	07/20/20	06/01/20	07/29/20
12	30312877	0.00	4.60000%	0.00	4.60000%	8	07/29/20	06/01/20	07/20/20
13	30312878	0.00	4.81000%	0.00	4.81000%	8	08/28/20	07/31/20	09/29/20
13	30312878	0.00	4.81000%	0.00	4.81000%	8	09/29/20	07/31/20	08/28/20
21	30312883	0.00	4.71000%	0.00	4.71000%	8	07/15/20	06/08/20	07/22/20
21	30312883	0.00	4.71000%	0.00	4.71000%	8	07/22/20	06/08/20	07/15/20
24	30298684	12,296,165.61	5.35300%	12,296,165.61	5.35300%	10	04/27/20	05/06/20	05/01/20
24	30298684	0.00	5.35300%	0.00	5.35300%	8	05/01/20	05/06/20	04/27/20
33	30297710	8,395,670.95	4.32000%	8,395,670.95	4.32000%	10	05/04/20	05/05/20	05/11/20
33	30297710	0.00	4.32000%	0.00	4.32000%	8	05/11/20	05/05/20	05/04/20
39	30298737	6,804,998.86	5.00500%	6,804,998.86	5.00500%	8	06/01/20	05/06/20	06/05/20
39	30298737	0.00	5.00500%	0.00	5.00500%	8	06/05/20	05/06/20	06/01/20
46	30312894	0.00	5.45000%	0.00	5.45000%	8	06/05/20	04/06/20	06/11/20
46	30312894	0.00	5.45000%	0.00	5.45000%	8	06/11/20	04/06/20	06/05/20
47	30298785	0.00	5.27220%	0.00	5.27220%	8	10/02/20	06/05/20	10/15/20
47	30298785	0.00	5.27220%	0.00	5.27220%	8	10/15/20	06/05/20	10/02/20
Totals		97,396,835.42		97,396,835.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	30298611 11/18/22	6,027,907.05	7,000,000.00	6,435,374.48	1,237,871.31	6,435,374.48	5,197,503.17	830,403.88	0.00	0.00	830,403.88	132.08%
Current Period Totals		6,027,907.05	7,000,000.00	6,435,374.48	1,237,871.31	6,435,374.48	5,197,503.17	830,403.88	0.00	0.00	830,403.88
Cumulative Totals		6,027,907.05	7,000,000.00	6,435,374.48	1,237,871.31	6,435,374.48	5,197,503.17	830,403.88	0.00	0.00	830,403.88

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
41	30298611	11/18/22	0.00	0.00	830,403.88	0.00	0.00	830,403.88	0.00	0.00	830,403.88
Current Period Totals			0.00	0.00	830,403.88	0.00	0.00	830,403.88	0.00		830,403.88
Cumulative Totals			0.00	0.00	830,403.88	0.00	0.00	830,403.88	0.00	0.00	830,403.88

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	10,650.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	(80,500.00)	0.00	0.00	0.00	0.00	0.00	(132.73)	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(69,849.59)	0.00	0.00	0.00	0.00	0.00	(132.73)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(69,982.32)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29